Other Comprehensive Income (Loss) (Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation adjustments, Before-tax amount
Amount arising during the year, Before-tax amount	¥ 191,679	¥ 122,075	¥ (17,583)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(5,883)	(759)
Net change during the year, Before-tax amount	185,796	121,316	(17,583)
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	(54)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	13
Net change during the year, Before-tax amount	(41)
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(10,057)	(4,596)	(1,731)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	10,683	3,285	3,034
Net change during the year, Before-tax amount	626	(1,311)	1,303
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	32,527	68,729	(2,495)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	3,386	7,519	10,082
Net change during the year, Before-tax amount	35,913	76,248	7,587
Foreign currency translation adjustments, Tax (expense) or benefit
Amount arising during the year, Tax (expense) or benefit	(1,057)	(1,112)	229
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	1,824	235
Net change during the year, Tax (expense) or benefit	767	(877)	229
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	10
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(3)
Net change during the year, Tax (expense) or benefit	7
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	2,712	1,298	442
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(2,889)	(959)	(775)
Net change during the year, Tax (expense) or benefit	(177)	339	(333)
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(5,455)	(18,115)	(3,721)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(561)	(1,625)	(2,484)
Net change during the year, Tax (expense) or benefit	(6,016)	(19,740)	(6,205)
Foreign currency translation adjustments, Net-of-tax amount
Amount arising during the year, Net-of-tax amount	190,622	120,963	(17,354)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(4,059)	(524)
Net change during the year, Net-of-tax amount	186,563	120,439	(17,354)
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(44)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	10
Net change during the year, Net-of-tax amount	(34)
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(7,345)	(3,298)	(1,289)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	7,794	2,326	2,259
Net change during the year, Net-of-tax amount	449	(972)	970
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	27,072	50,614	(6,216)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,825	5,894	7,598
Net change during the year, Net-of-tax amount	29,897	56,508	1,382
Other Comprehensive Income (Loss), Before-tax amount	222,294	196,253	(8,693)
Other comprehensive income (loss), Tax (expense) or benefit	(5,419)	(20,278)	(6,309)
Other comprehensive income (loss), Net-of-tax amount	¥ 216,875	¥ 175,975	¥ (15,002)